Note Payable	12 Months Ended
Dec. 31, 2021
Note Payable
Note Payable

Note 7 — Note Payable

On April 22, 2020, the Company received cash proceeds of $213,481 pursuant to a loan provided in connection with the Paycheck Protection Program under the CARES Act (the “PPP Loan”). The PPP Loan bears interest at a fixed rate of 1.00% per annum.

Under the terms of the CARES Act, as amended by the Paycheck Protection Program Flexibility Act of 2020, the Company was eligible to apply for and receive forgiveness for all or a portion of its PPP Loan. The Company applied for and received notification on September 10, 2021 that it had received approval for full forgiveness of the PPP loan in the amount of $213,481. The Company has recorded this gain from extinguishment as other income in the statement of operations.